Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost of revenues	¥ 8,609,594	$ 1,248,274	¥ 9,751,160	¥ 8,646,308
Revenue Sharing Fees and Content Costs [Member]
Cost of revenues	7,535,690		8,374,555	7,086,832
Bandwidth Costs [Member]
Cost of revenues	537,243		713,672	879,172
Salaries and Welfare [Member]
Cost of revenues	287,687		322,604	306,805
Payment Handling Costs [Member]
Cost of revenues	100,367		151,913	154,538
Share Based Compensation [Member]
Cost of revenues	31,955		56,629	64,942
Others [Member]
Cost of revenues	¥ 116,652		¥ 131,787	¥ 154,019